Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000158043 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158043 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158043 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158043 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158043 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158043 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158043 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158043 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158043 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158043 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000158043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000158043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000158043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158043 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158045 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158045 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | The Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Fastenal Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | PulteGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000158045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000158045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000158045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158045 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000175540 [Member] | Novo Nordisk A S B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175540 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175540 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175540 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175540 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175540 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175540 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175540 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175540 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175540 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175540 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000175540 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000175540 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000175540 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175540 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000175540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000175540 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175540 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000175540 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175540 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000175540 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175540 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175540 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000175540 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175540 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000175540 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175540 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175540 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175540 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175540 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194897 [Member] | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194897 [Member] | REVOLUTION Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194897 [Member] | Viking Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194897 [Member] | Trex Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194897 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194897 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194897 [Member] | Frontier Communications Parent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194897 [Member] | Comerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000194897 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000194897 [Member] | Jazz Pharmaceuticals PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000194897 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000194897 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000194897 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000194897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000194897 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000194897 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194897 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194897 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000194897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000194897 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000194897 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204467 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000204467 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000204467 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000204467 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000204467 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000204467 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204467 [Member] | Hon Hai Precision Industry Company Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204467 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204467 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204467 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000204467 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000204467 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000204467 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000204467 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000204467 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000204467 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000204467 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204467 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000204467 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204467 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000204467 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000204467 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000204467 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	24.00%
C000204467 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	22.20%
C000204467 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.30%
C000204467 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.20%
C000204467 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204467 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204467 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000204467 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.10%
C000204467 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000204467 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000204467 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000226213 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000226213 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000226213 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226213 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000226213 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000226213 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000226213 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226213 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000226213 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000226213 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000226213 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226213 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226213 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000226213 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000226213 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226213 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000226213 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227987 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227987 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000227987 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227987 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227987 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227987 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227987 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227987 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227987 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000227987 [Member] | US Government Agencies Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000227987 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227987 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227987 [Member] | US Government Agencies Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000227987 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000227987 [Member] | Collateralized mortgage obligations Commercial and residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000227987 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000232625 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232625 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232625 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232625 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000232625 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000232625 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232625 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000232625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000232625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000232625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232625 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232625 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237881 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237881 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237881 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237881 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237881 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237881 [Member] | Bristol Myers Squibb Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237881 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237881 [Member] | Franklin Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237881 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237881 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000237881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000237881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000237881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237881 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000239874 [Member] | Fortescue Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000239874 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239874 [Member] | Banco BPM SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239874 [Member] | Poste Italiane SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | ABN AMRO Bank NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239874 [Member] | Volkswagen AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239874 [Member] | Klepierre SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239874 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000239874 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000239874 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000239874 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000239874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000239874 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000239874 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000239874 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000239874 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000239874 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000239874 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000239874 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000239874 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000239874 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000239874 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000239874 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000239874 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000239874 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000239874 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000239874 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000239874 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000239874 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000239874 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245406 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000245406 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000245406 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000245406 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000245406 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000245406 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000245406 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000245406 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000245406 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000245406 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000245406 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000245406 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000245406 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000245406 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000245406 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245406 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000245406 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000245406 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000245406 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000245406 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000245406 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%
C000245406 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000245645 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245645 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000245645 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000245645 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000245645 [Member] | IShares Russell 3000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245645 [Member] | Lennar Corp A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245645 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245645 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245645 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245645 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245645 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000245645 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000245645 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000245645 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000245645 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000245645 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000245645 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245645 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000245645 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245645 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245645 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246920 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246920 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246920 [Member] | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246920 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246920 [Member] | Asahi Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246920 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246920 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246920 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246920 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246920 [Member] | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246920 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000246920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000246920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000246920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000246920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246920 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246920 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246920 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000246920 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000246920 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000246920 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000246920 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000246920 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000246920 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246920 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246920 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246920 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000246920 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246920 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246920 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249134 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249134 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000249134 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249134 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000249134 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000249134 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000249134 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249134 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000249134 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000249134 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000249134 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000249134 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000249134 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249134 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249134 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000249134 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249134 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249134 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%